Fees Summary	Jul. 16, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 705,150,285.22
Previously Paid Amount	30,134.38
Total Fee Amount	107,958.51
Total Offset Amount	65,080.42
Net Fee	$ 12,743.71